Interest expense and finance costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Interest expense and finance costs
Interest incurred	$ 5,840,869	$ 5,699,572	$ 18,581,369	$ 16,430,560
Amortization of deferred finance fees	504,023	618,188	1,526,417	1,814,391
Write-off of deferred finance fees in relation to refinancing			0	414,897
Interest expense and finance costs	$ 6,344,892	$ 6,317,760	$ 20,107,786	$ 18,659,848